Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Principal	$ 1,095,000
Debt Discount	(58,438)
Balance	1,036,562
Interest Payable	$ 90,678
February 2017 Note as amended [member]
Issue Date	Feb. 23, 2017
Maturity Date	Dec. 31, 2019
Principal	$ 395,000	$ 700,000
Debt Discount	(58,438)	(534,519)
Balance	336,562	165,481
Interest Payable	$ 24,074	$ 15,220
September 2016 Note as amended [member]
Issue Date	Sep. 09, 2016	Sep. 09, 2016
Maturity Date	Dec. 31, 2019	Dec. 31, 2019
Principal	$ 700,000
Debt Discount
Balance	700,000
Interest Payable	$ 66,604